Intangible assets and goodwill	9 Months Ended
May 31, 2025
Intangible assets and goodwill
Intangible assets and goodwill

7. Intangible assets and goodwill

	Intellectual			Trade
	Property	Software	Patents	name	Backlog	Website	Total
	$	$	$	$	$	$	$
Cost
Balance at August 31, 2023	1,035,070	101,775	—	104,351	84,106	20,069	1,345,371
Additions	—	—	63,316	—	—	—	63,316
Currency translation	—	—	—	(862)	(604)	(172)	(1,638)
Balance at August 31, 2024	1,035,070	101,775	63,316	103,489	83,502	19,897	1,407,049
Additions	—	—	136,605	—	—	—	136,605
Currency translation	—	—	—	1,217	813	244	2,292
Balance at May 31, 2025	1,035,070	101,775	199,921	104,706	84,333	20,141	1,545,946

Accumulated depreciation
Balance at August 31, 2023	262,597	37,620	—	34,865	36,741	6,824	378,647
Depreciation	103,507	12,920	1,277	21,028	17,082	4,045	159,859
Balance at August 31, 2024	366,104	50,540	1,277	55,893	53,823	10,869	538,506
Depreciation	77,134	9,626	7,367	16,265	13,234	3,136	126,762
Balance at May 31, 2025	443,238	60,166	8,644	72,158	67,057	14,005	665,268

Net carrying amount
As at August 31, 2024	668,966	51,235	62,039	47,596	29,679	9,028	868,543
As at May 31, 2025	591,832	41,609	191,277	32,548	17,276	6,136	880,678